Income Taxes - Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.18%	(0.33%)	0.04%
Effect of non-deductible settlement expenses	0.40%	(78.12%)
Effect of tax-free investment income	(0.57%)	1.47%	(1.37%)
Effect of different tax rate of subsidiary in other jurisdiction	(4.85%)	6.44%	(5.13%)
Effect of deferred tax asset allowance	1.56%	(4.13%)	5.85%
Effect of tax holidays	(1.27%)	2.01%	(2.60%)
Effect of income from equity in fund of fund	2.91%	0.16%	1.27%
Effect of true-ups	(0.82%)	3.28%	(0.47%)
Effect of others	0.10%	0.06%	0.14%
Effective Income Tax Rate Reconciliation, Percent, Total	22.64%	(44.16%)	22.73%